Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 522	€ 468
Overdue by less than 1 month
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	183	184
Overdue by 1-3 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	127	134
Overdue by 3-6 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	142	71
Overdue by 6-12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	27	27
Overdue by > 12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 43	€ 52